Document and Entity Information	Feb. 28, 2025
Cover [Abstract]
Entity Registrant Name	PREMIER FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000946647
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 28, 2025
Entity Incorporation State Country Code	OH
Entity File Number	0-26850
Entity Tax Identification Number	34-1803915
Entity Address, Address Line One	601 Clinton Street
Entity Address, City or Town	Defiance
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43512
City Area Code	(419)
Local Phone Number	785-8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	PFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false